Expenses and Financial Income and Expenses - Summary of General and Administrative Expenses (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure Of Expenses and Financial Income and Expenses [line items]
Salaries and employees' benefits	$ 55,260	R$ 214,121	R$ 189,229	R$ 210,612
Information technology services	7,491	29,021	36,830	36,600
Amortization and depreciation	14,974	58,022	31,487	30,738
Consulting	7,307	28,312	12,980	9,680
Facilities expenses	3,759	14,564	15,465	15,410
Total general and administrative expenses	49,472	191,695	143,253	162,338
General and administrative expenses [member]
Disclosure Of Expenses and Financial Income and Expenses [line items]
Salaries and employees' benefits	18,147	70,315	47,333	78,149
Operating lease	2,218	8,593	8,293	6,597
Information technology services	7,221	27,981	35,416	34,704
Amortization and depreciation	13,128	50,867	27,175	23,114
Consulting	5,848	22,661	12,110	9,680
Facilities expenses	850	3,293	2,909	3,293
Others	$ 2,060	R$ 7,985	R$ 10,017	R$ 6,801